Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated July 5, 2019
to the

PMC Core Fixed Income Fund (the “Fund”)
(a series of Trust for Professional Managers (the “Trust”))
Prospectus and Statement of Additional Information (“SAI”)
dated December 28, 2018

Effective July 1, 2019, Mr. Andrew Johnson and Mr. Thomas Marthaler, each a Managing Director of Neuberger Berman Investment Advisers LLC (“NBIA”). The Fund’s investment adviser, are no longer portfolio managers for the Fund. Accordingly, all references to Mr. Johnson and Mr. Marthaler as portfolio managers in the Fund’s Prospectus and SAI are hereby removed.

Effective July 1, 2019, Mr. David M. Brown, CFA®, Mr. Thanos Bardas, PhD., Mr. Thomas A. Sontag and Mr. Nathan Kush have been added as portfolio managers for the Fund.

The following disclosures are hereby revised to reflect the addition of Messrs. Brown, Bardas, Sontag and Kush as portfolio managers:
Prospectus

The disclosure under the “Summary Section – PMC Core Fixed Income Fund - Management – Portfolio Managers” beginning on page 7 is amended to read as follows:
Portfolio Managers. The Fund is managed by the following team of portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
David M. Brown	Since 2019	Managing Director, NBIA
Thanos Bardas	Since 2019	Managing Director, NBIA
Thomas A. Sontag	Since 2019	Managing Director, NBIA
Nathan Kush	Since 2019	Managing Director, NBIA
Neil Sutherland	Since 2014	Fixed Income Portfolio Manager, Schroder
Lisa Hornby	Since 2018	CFA, Fixed Income Portfolio Manager, Schroder
Brandon R. Thomas	Since 2010	Managing Director, Co-Founder and Chief Investment Officer of the Adviser

The disclosure under the section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Neuberger Berman Investment Advisers LLC” beginning on page 24 is amended to read as follows:

Neuberger Berman Investment Advisers LLC
The Adviser has entered into a sub-advisory agreement with Neuberger Berman Investment Advisers LLC (“NBIA”) to manage a portion of the Core Fixed Income Fund’s assets. NBIA’s principal office is located at 190 South LaSalle Street, Suite 2400, Chicago, IL 60603, and is a registered investment adviser. NBIA and its affiliates (collectively, “Neuberger Berman”) provide a broad range of global investment solutions, including equity, fixed income and alternatives, to institutions and individuals through customized separately managed accounts and funds. As of March 31, 2019, Neuberger Berman had approximately $323 billion in assets under management.

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement between the Adviser and NBIA is included in the Funds’ annual report to shareholders for the fiscal year ended August 31, 2018.

David M. Brown, CFA®
David M. Brown is a Portfolio Manager for the segment of the Core Fixed Income Fund’s assets managed by NBIA. Mr. Brown, Managing Director, rejoined NBIA in 2003. Mr. Brown is Global Co-Head of Investment Grade and acts as Senior Portfolio Manager on both Global Investment Grade and Multi-Sector Fixed Income strategies. He is a member of the Fixed Income Investment Strategy Committee and the Fixed Income Multi-Sector Group. Mr. Brown also leads the Investment Grade Credit team in determining credit exposures across both Global Investment Grade and Multi-Sector Fixed Income strategies. Mr. Brown initially joined NBIA in 1991 after graduating from the University of Notre Dame with a BA in Government and subsequently received his MBA in Finance from Northwestern University. Prior to his return to NBIA, Mr. Brown was a senior credit analyst at Zurich Scudder Investments and later a credit analyst and portfolio manager at Deerfield Capital. Mr. Brown has been awarded the Chartered Financial Analyst designation.

Thanos Bardas, PhD.
Dr. Bardas is a Portfolio Manager for the segment of the Core Fixed Income Fund’s assets managed by NBIA. Dr. Bardas, Managing Director, joined NBIA in 1998. Dr. Bardas is the Global Co-Head of Investment Grade and serves as a Senior Portfolio Manager on Global Investment Grade and Multi-Sector Fixed income strategies. He sits on NBIA’s Asset Allocation Committee and Fixed Income’s Investment Strategy Committee, and is a member of the Fixed Income Multi-Sector Group. Dr. Bardas also leads the Global Rates team in determining rates exposure across various portfolio strategies and oversees both inflation and LDI investments. Dr. Bardas graduated with honors from Aristotle University, Greece, earned his MS from the University of Crete, Greece, and holds a PhD in Theoretical Physics from State University of New York at Stony Brook. Dr. Bardas holds FINRA Series 7 and Series 66 licenses.

Thomas A. Sontag
Mr. Sontag is a Portfolio Manager for the segment of the Core Fixed Income Fund’s assets managed by NBIA. Mr. Sontag, Managing Director, joined NBIA in 2004. Mr. Sontag is the co-Head of Global Securitized & Structured Products and serves as a co-Portfolio Manager and Senior Portfolio Manager on multiple fixed income strategies. He is a member of the senior investment team that sets overall portfolio strategy for Global Investment Grade. Mr. Sontag also leads the Global Securitized team in determining exposure across various portfolio strategies. Prior to joining NBIA, Mr. Sontag served as a portfolio manager with Strong Capital Management for six years. His responsibilities included co-managing five mutual funds as well as separate institutional accounts. Previously, Mr. Sontag worked in the Fixed Income divisions of Bear Stearns (1986 to 1998 as a managing director) and Goldman Sachs (1982 to 1985). Mr. Sontag earned a BBA and an MBA from the University of Wisconsin.

Nathan Kush
Mr. Kush is a Portfolio Manager for the segment of the Core Fixed Income Fund’s assets managed by NBIA. Mr. Kush, Managing Director, joined NBIA in 2001. Mr. Kush is a Portfolio Manager for NBIA’s Global Investment Grade strategies. Additionally, he is involved in investment grade credit research and, previously covered the banking, brokerage, finance, insurance and REIT sectors. Before joining the investment grade team, he spent three years in Debt Capital Markets in the Investment Banking Division of Lehman Brothers. Mr. Kush earned a BS in Finance and Accounting from Tulane University and an MBA from the University of Chicago.

SAI

The section entitled “Management of the Funds – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”, beginning on page 36 is amended to read as follows:

The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to an advisory fee based on account performance, this information is reflected in a separate table below. Asset amounts have been rounded and are approximate as of August 31, 2018 (except as otherwise noted below).

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	1,941	$894,400,332
David M. Brown* (NBIA)	8	$5,525,000,000	44	$2,058,100,000	221	$32,915,000,000
Thanos Bardas* (NBIA)	8	$5,525,000,000	38	$16,848,000,000	218	$30,182,000,000
Thomas A. Sontag* (NBIA)	7	$2,573,000,000	17	$6,158,000,000	303	$27,246,000,000
Nathan Kush* (NBIA)	5	2,091,000,00	2	$568,000,000	18	$6,181,000,000
Neil Sutherland (Schroder)	6	$576,412,948	5	$1,749,970,671	126	$15,401,742,861
Lisa Hornby (Schroder)	6	$576,412,948	5	$1,749,970,671	126	$15,401,742,861

Diversified Equity Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	1,941	$894,400,332
Janis Zvingelis (Adviser)	0	$0	0	$0	1,941	$894,400,332

* Assets and amounts are as of May 31, 2019.

The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. The Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees. Asset amounts have been rounded and are approximate as of August 31, 2018 (except as otherwise noted below).

Fund and Portfolio Manager (Firm)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
David M. Brown* (NBIA)	0	$0	1	$148,000,000	12	$690,000,000
Thanos Bardas* (NBIA)	0	$0	1	$148,000,000	13	$662,000,000
Neil Sutherland (Schroder)	0	$0	0	$0	4	$201,367,871
Lisa Hornby (Schroder)	0	$0	0	$0	4	$201,367,871

* Assets and amounts are as of May 31, 2019.

Please retain this supplement with your Prospectus and SAI

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